Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Leases
Remainder of 2027	$ 1,940
2028	3,287
2029	1,640
2030	864
2031	362
2032 and thereafter	55
Total lease payments	8,148
Less: imputed interest	(606)
Total lease obligations	7,542
Current	3,329	$ 3,471
Long-term	$ 4,213	$ 4,892